CONVERTIBLE NOTES	12 Months Ended
Sep. 30, 2020
CONVERTIBLE NOTES
Debt Disclosure [Text Block]

12.          CONVERTIBLE NOTES

On June 4, 2020, the Company issued unsecured 10% Convertible Notes in the aggregate principal amount of $550,000. The Series 1 Convertible Notes provide, among other things, for (i) a term of approximately three  (3) years; (ii) the Company’s ability to prepay the Series 1 Convertible Notes, in whole or in part, at any time; (iii) the automatic conversion of the Series 1 Convertible Notes upon a Change of Control (all capitalized terms not otherwise defined to have the meaning ascribed to such terms in the Series 1Convertible Notes) into shares of the Company’s common stock, par value $0.001 per share (Common Stock), at a per share price of $0.27 (the “Conversion Price”); (iv) the ability of a holder of a Convertible Note (a “Holder”) to convert the Series 1 Convertible Note and accrued interest, in whole or in part, into shares of Common Stock at the Conversion Price; (v) the Company’s ability to convert all Note Obligations outstanding upon a Qualified Equity Financing into shares of Common Stock at the Conversion Price; (vi) the Company’s ability to convert Series 1Convertible Notes and accrued interest, in whole or in part, into shares of Common Stock at the Conversion Price in the event the volume weighted average price (“VWAP”) of the Common Stock equals or exceeds $0.32 per share for at least fifteen  (15) consecutive Trading Days; (vii) the Company’s ability to convert all outstanding Note Obligations into shares of Common Stock at the Conversion Price (an “In-Kind Note Repayment”) in lieu of repaying the Note Obligations outstanding on the Maturity Date, June 30, 2023; provided, however, that in the case of an In-Kind Note Repayment, the outstanding Note Obligations will be calculated by increasing by thirty-five percent (35)% the aggregate sum of the unpaid Principal Amount held by each Holder and the accrued interest at a rate of ten percent (10)% per annum, subject to, with respect to any portion of the Principal Amount that is converted or prepaid before the twelve month anniversary of the Issuance Date, a minimum interest payment equal to ten percent (10)% of the amount that is converted or prepaid.

During the year ended September 30, 2020, the Company recorded interest expense as part of general and administrative expenses of approximately $18,000.